Dividends on ordinary capital - Narrative (Details) € / shares in Units, € in Millions					12 Months Ended
	Feb. 12, 2026 EUR (€) € / shares	Feb. 12, 2026 £ / shares	Feb. 13, 2025 EUR (€)	Feb. 13, 2025 £ / shares	Dec. 31, 2025 EUR (€) interim_dividend € / shares		Dec. 31, 2025 £ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 £ / shares	Dec. 31, 2023 EUR (€)
Disclosure Of Dividends [Line Items]
Dividends in specie to shareholders in The Magnum Ice Cream Company shares					€ 6,752	[1]		€ 0		€ 0
Unilever PLC
Disclosure Of Dividends [Line Items]
Number of interim dividends | interim_dividend					4
Dividend declared and paid during the year (in pounds per share) | (per share)					€ 1.81		£ 1.55		£ 1.47
Dividends declared			€ 1,121
Dividends declared per ordinary share (in pounds per share) | (per share)				£ 0.38	€ 1.82		£ 1.58		£ 1.48
Unilever PLC | Dividend declaration
Disclosure Of Dividends [Line Items]
Dividends declared	€ 1,017
Dividends declared per ordinary share (in pounds per share) | (per share)	€ 0.47	£ 0.41

[1]	A non‑cash dividend was distributed to shareholders in connection with the demerger of our Ice Cream business. The distribution was settled through the transfer of the Company’s equity interest in the demerged entity, measured at fair value and recognised directly in equity with no associated cash outflow.